Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	€ 2,146	€ 2,200	€ 1,960
Fair value items	(409)	(16)	(912)
Realized gains / (losses) on investments	(79)	408	334
Impairment charges	(58)	(46)	(112)
Impairment reversals	39	32	58
Other income / (charges)	(874)	(72)	(771)
Run-off businesses	(14)	30	54
Income / (loss) before tax	751	2,534	610
Income tax (expense) / benefit	(40)	(65)	(172)
Net income / (loss)	711	2,470	438
Revenues
Life insurance gross premiums	16,969	19,952	20,400
Accident and health insurance	1,979	2,511	2,609
General insurance	367	363	444
Total gross premiums	19,316	22,826	23,453
Investment income	7,035	7,338	7,788
Fee and commission income	2,558	2,802	2,408
Other revenues	5	7	7
Total revenues	28,914	32,973	33,655
Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax			149
Realized gains / (losses) on investments			3
Impairment charges			(5)
Other income / (charges)			(2)
Income / (loss) before tax			145
Income tax (expense) / benefit			(48)
Net income / (loss)			97
Inter-segment underlying earnings			234
Revenues
Investment income			3
Fee and commission income			632
Other revenues			1
Total revenues			636
Inter-segment revenues			243
Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax			(162)
Fair value items			(74)
Impairment charges			(7)
Other income / (charges)			(6)
Income / (loss) before tax			(249)
Income tax (expense) / benefit			65
Net income / (loss)			(183)
Inter-segment underlying earnings			84
Revenues
Life insurance gross premiums			6
Accident and health insurance			(4)
General insurance			5
Total gross premiums			7
Investment income			406
Other revenues			3
Total revenues			416
Inter-segment revenues			409
Segment total [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	2,074	2,140	1,913
Fair value items	(291)	81	(840)
Realized gains / (losses) on investments	(77)	413	340
Impairment charges	(58)	(46)	(112)
Impairment reversals	39	32	58
Other income / (charges)	(875)	(68)	(771)
Run-off businesses	(14)	30	54
Income / (loss) before tax	798	2,580	641
Income tax (expense) / benefit	(87)	(110)	(203)
Net income / (loss)	711	2,470	438
Revenues
Life insurance gross premiums	17,548	20,498	20,898
Accident and health insurance	2,015	2,531	2,624
General insurance	479	466	536
Total gross premiums	20,042	23,496	24,058
Investment income	7,095	7,396	7,841
Fee and commission income	2,782	2,990	2,596
Other revenues	12	13	11
Total revenues	29,930	33,895	34,507
Geographical Consolidation [member] | Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	151	136
Realized gains / (losses) on investments	2	3
Other income / (charges)	(5)	(49)
Income / (loss) before tax	149	90
Income tax (expense) / benefit	(44)	(42)
Net income / (loss)	105	48
Inter-segment underlying earnings	198	214
Revenues
Investment income	5	4
Fee and commission income	632	609
Other revenues	1
Total revenues	638	613
Inter-segment revenues	206	222
Geographical Consolidation [member] | Americas [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1,216	1,381	1,249
Fair value items	(613)	170	(521)
Realized gains / (losses) on investments	(204)	157	(13)
Impairment charges	(46)	(37)	(72)
Impairment reversals	37	22	42
Other income / (charges)	(397)	(353)	(100)
Run-off businesses	(14)	30	54
Income / (loss) before tax	(20)	1,370	638
Income tax (expense) / benefit	71	198	(80)
Net income / (loss)	51	1,568	559
Inter-segment underlying earnings	(73)	(78)	(194)
Revenues
Life insurance gross premiums	7,004	7,437	7,363
Accident and health insurance	1,571	2,115	2,204
Total gross premiums	8,575	9,553	9,567
Investment income	3,125	3,368	3,717
Fee and commission income	1,826	1,919	1,651
Other revenues	5	5	4
Total revenues	13,530	14,844	14,940
Inter-segment revenues	1
Geographical Consolidation [member] | The Netherlands [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	615	557	534
Fair value items	250	(31)	(228)
Realized gains / (losses) on investments	46	184	189
Impairment charges	4	(3)	(29)
Impairment reversals	2	10	17
Other income / (charges)	(132)	296	44
Income / (loss) before tax	784	1,013	526
Income tax (expense) / benefit	(136)	(196)	(109)
Net income / (loss)	648	818	418
Inter-segment underlying earnings	(101)	(111)	(95)
Revenues
Life insurance gross premiums	1,632	1,857	2,015
Accident and health insurance	219	203	210
General insurance	136	148	266
Total gross premiums	1,987	2,208	2,491
Investment income	2,265	2,172	2,135
Fee and commission income	211	326	350
Total revenues	4,463	4,706	4,976
Inter-segment revenues	2	(1)	3
Geographical Consolidation [member] | United Kingdom [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	128	116	59
Fair value items	59	(82)	(7)
Realized gains / (losses) on investments	83	62	153
Other income / (charges)	(252)	40	(678)
Income / (loss) before tax	19	137	(474)
Income tax (expense) / benefit	20	(56)	18
Net income / (loss)	38	81	(456)
Inter-segment underlying earnings	(82)	(87)	(87)
Revenues
Life insurance gross premiums	7,509	9,603	9,888
Accident and health insurance	29	32	36
Total gross premiums	7,539	9,635	9,924
Investment income	1,346	1,517	1,661
Fee and commission income	198	235	95
Total revenues	9,083	11,387	11,680
Geographical Consolidation [member] | Central & Eastern Europe [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	72	67	55
Fair value items	4
Realized gains / (losses) on investments	1	1
Impairment charges	(2)	(2)	1
Impairment reversals	1
Other income / (charges)	(7)		(23)
Income / (loss) before tax	69	66	34
Income tax (expense) / benefit	(8)	(9)	(15)
Net income / (loss)	60	57	19
Inter-segment underlying earnings	(15)	(11)	(14)
Revenues
Life insurance gross premiums	405	411	399
Accident and health insurance	2	1	1
General insurance	231	216	179
Total gross premiums	638	628	578
Investment income	48	49	45
Fee and commission income	47	43	36
Total revenues	733	720	659
Geographical Consolidation [member] | Spain & Portugal [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	24	4	8
Fair value items	2		(1)
Realized gains / (losses) on investments	(1)		(1)
Other income / (charges)	(18)		0
Income / (loss) before tax	7	4	6
Income tax (expense) / benefit	(10)	(6)	(8)
Net income / (loss)	(3)	(2)	(2)
Inter-segment underlying earnings	(2)	(1)	(1)
Revenues
Life insurance gross premiums	217	208	191
Accident and health insurance	100	83	73
General insurance	112	103	92
Total gross premiums	429	394	355
Investment income	36	37	45
Fee and commission income	16	17	14
Other revenues		3	2
Total revenues	480	450	416
Geographical Consolidation [member] | Asia [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	55	49	21
Fair value items	3		(9)
Realized gains / (losses) on investments	(8)	4	8
Impairment charges	(5)	(1)	(1)
Other income / (charges)	(7)	(19)	(5)
Income / (loss) before tax	36	33	14
Income tax (expense) / benefit	(25)	(28)	(27)
Net income / (loss)	11	5	(13)
Inter-segment underlying earnings	(5)	(1)	74
Revenues
Life insurance gross premiums	779	983	1,121
Accident and health insurance	94	97	104
Total gross premiums	873	1,080	1,225
Investment income	268	246	232
Fee and commission income	58	63	61
Other revenues	2	1
Total revenues	1,201	1,390	1,517
Inter-segment revenues		3	79
Eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1
Impairment reversals			(1)
Income / (loss) before tax	1		0
Net income / (loss)	1		0
Revenues
Life insurance gross premiums	(7)	(9)	(84)
General insurance	(1)	(1)	(5)
Total gross premiums	(8)	(10)	(89)
Investment income	(284)	(291)	(403)
Fee and commission income	(206)	(222)	(242)
Total revenues	(499)	(523)	(734)
Eliminations [member] | Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	(189)	(170)
Fair value items	5	24
Realized gains / (losses) on investments	4
Impairment charges	(9)	(3)
Other income / (charges)	(57)	16
Income / (loss) before tax	(247)	(134)
Income tax (expense) / benefit	46	29
Net income / (loss)	(201)	(105)
Inter-segment underlying earnings	80	73
Revenues
Life insurance gross premiums	9	7
General insurance	1	1
Total gross premiums	10	8
Investment income	286	295
Other revenues	4	4
Total revenues	300	308
Inter-segment revenues	290	298
Joint ventures and associates eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	72	61	48
Fair value items	(119)	(97)	(72)
Realized gains / (losses) on investments	(2)	(5)	(6)
Other income / (charges)	1	(4)
Income / (loss) before tax	(47)	(45)	(31)
Income tax (expense) / benefit	47	44	31
Revenues
Life insurance gross premiums	(579)	(546)	(498)
Accident and health insurance	(36)	(20)	(15)
General insurance	(112)	(103)	(92)
Total gross premiums	(727)	(670)	(606)
Investment income	(59)	(58)	(54)
Fee and commission income	(224)	(188)	(188)
Other revenues	(6)	(5)	(4)
Total revenues	€ (1,016)	€ (921)	€ (852)